Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions		12 Months Ended
	Feb. 10, 2017 USD ($) Swap	Dec. 31, 2017 USD ($)	Feb. 10, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Corporate debt [Abstract]
Total Non-Current		$ 574,176		$ 376,340
Total Current		68,907		291,861
Credit Facilities with Financial Entities [Member]
Corporate debt [Abstract]
Total Non-Current		320,783		123,804
Total Current		65,833		289,035
Notes and Bonds [Member]
Corporate debt [Abstract]
Total Non-Current		253,393		252,536
Total Current		$ 3,074		$ 2,826
Note Issuance Facility [Member]
Corporate debt [Abstract]
Principal amount	$ 330,000		€ 275
Number of interest rate swaps | Swap	2
Fixed interest rate	5.50%		5.50%
Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	4.90%		4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date		2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date		2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date		2024